U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

May 4, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	LKCM Funds (the “Trust”)
File Nos. 811-08352 and 033-75116

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the LKCM Small Cap Equity Fund, LKCM Small-Mid Cap Equity Fund, LKCM Equity Fund, LKCM Balanced Fund, LKCM Fixed Income Fund and LKCM Aquinas Catholic Equity Fund, hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from the forms of Prospectuses and Statements of Additional Information contained in the most recent amendment to the Trust’s Registration Statement dated May 1, 2018, and filed electronically as Post-Effective Amendment No. 48 to the Trust’s Registration Statement on Form N-1A on April 30, 2018.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6873.

Sincerely,

/s/ Carl G. Gee
Carl G. Gee, Esq.
Assistant Vice President | Counsel
For U.S. Bancorp Fund Services, LLC

cc:	Jacob Smith, Luther King Capital Management Corporation
Kathy Kresch Ingber, K&L Gates LLP